Acquisition of businesses	12 Months Ended
Dec. 31, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Acquisition of businesses	Acquisition of businesses
During fiscal years 2025, 2024 and 2023, the Company acquired certain franchised restaurants in certain territories. Presented below is supplemental information about these acquisitions:

Purchases of restaurant businesses:	2025	2024	2023
Property and equipment	$7,522	$925	$2,063
Identifiable intangible assets	9,180	2,902	2,760
Goodwill	1,789	3,992	4,380
Liabilities assumed	—	—	(154)
Gain on restaurant transactions	(6,699)	—	—
Purchase price	11,792	7,819	9,049
Seller financing	(4,125)	(302)	(3,430)
Escrow	(610)	—	—
Exchange of assets	—	—	(3,538)
Settlement of franchise receivables	—	(1,434)	—
Net cash paid at acquisition date	$7,057	$6,083	$2,081